Intangible Assets and Goodwill (Details 1) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 10,225
Acquisition - Trend Discovery [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	3,222
Acquisition - Banner Midstream [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 7,003